Document and Entity Information - USD ($)	6 Months Ended
	Dec. 31, 2016	Feb. 14, 2017	Dec. 31, 2015
Document And Entity Information
Entity Registrant Name	PRECISION OPTICS CORPORATION, INC.
Entity Central Index Key	0000867840
Document Type	S-1/A
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 2,681,302
Entity Common Stock, Shares Outstanding		8,872,916
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2016